Label	Element	Value
Institutional Shares | Goldman Sachs Strategic Volatility Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Strategic Volatility Premium Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Strategic Volatility Premium Fund (the “Fund”) seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells other securities or instruments (
i.e.
, “turn over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. Because the Fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective through the implementation of a proprietary volatility overlay strategy (“Strategic Volatility Premium”). The Strategic Volatility Premium is a “factor” within the proprietary Strategic Factor Allocation process of the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). The Strategic Factor Allocation process was developed to provide exposure to “factors,” which the Investment Adviser believes to be systematic drivers of investment returns that offer the potential for greater and more consistent returns in different market environments. The Strategic Volatility Premium is generally derived from the Investment Strategy Group’s market views.
The Strategic Volatility Premium seeks to enhance the returns of a fixed income allocation to U.S. Treasury securities with the implementation of: (i) an options-based overlay strategy whereby the Fund simultaneously sells (writes)
out-of-the-money
short-dated
put options while buying further
out-of-the-money
longer-dated put options on the S&P 500
®
Index; and (ii) hedging using S&P 500
®
Index futures. To limit the downside risk of the written put options, the Fund utilizes both further out-of-the
money long put options and S&P 500
®
Index futures to reduce the impact to the Fund if the S&P 500
®
Index approaches or falls past the strike price of the written put options. The Investment Adviser determines in its sole discretion how to implement the Strategic Volatility Premium.
Under normal circumstances, the Fund will primarily invest in fixed and floating rate U.S. Treasury securities, futures and options. U.S. Treasury securities include U.S. Treasury notes, U.S. Treasury bills and U.S. Treasury floating rate bonds with remaining maturities between one and five years. The Fund may also use futures to gain exposure to U.S. Treasury securities. The options-based overlay strategy seeks to enhance the returns of the U.S Treasury securities.
The options-based overlay strategy is designed to provide the Fund with enhanced returns and additional income. The downside risk is mitigated to the extent of the difference between the strike price of a put option purchased and the strike price of a put option sold, as well as futures-based hedging positions.
As the seller of put options, the Fund will receive cash (the “premium”) from the purchaser. If the purchaser exercises the put option, the Fund pays the purchaser the difference between the strike price of the option and the price of the index at the time of exercise. The premium, the exercise price and the market price of the index determine the gain or loss realized by the Fund as the seller of put options. As the buyer of put options, the Fund will pay the “premium” to the seller. If the Fund exercises the put option, the seller will pay the Fund the difference between the strike price of the option and the price of the index at the time of exercise. The premium, the exercise price and the market price of the index determine the gain or loss realized by the Fund as the buyer of put options.
During periods in which expected volatility in the U.S. equity markets exceeds subsequent realized volatility, a portfolio of U.S. Treasury securities, with an options-based overlay strategy, may outperform the same portfolio without such an options overlay strategy. However, a portfolio with an options-based overlay strategy may underperform the same portfolio without these options, for example, if realized volatility in the U.S. equity markets exceeds expected volatility.
In addition to the Strategic Volatility Premium, the Fund may use futures contracts, primarily futures on indexes, options on indexes and options on futures to more effectively gain targeted exposure to the volatility premium, to equitize cash and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy. Derivative positions may be listed or over-the-counter
(“OTC”) and may or may not be centrally cleared.
The Fund’s benchmark index is the Bloomberg Barclays
1-5
Year U.S. Treasury Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Loss of money is a risk of investing in the Fund. The investment program of the Fund is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The Fund should not be relied upon as a complete investment program. The Fund’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of the Fund will be achieved. Moreover, certain investment techniques which the Fund may employ in its investment program can substantially increase the adverse impact to which the Fund’s investments may be subject. There is no assurance that the investment processes of the Fund will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of the Fund will be exercised in a manner that is successful or that is not adverse to the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Investors should carefully consider these risks before investing. The Fund’s principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Absence of Regulation.
The Fund engages in
over-the-counter
(“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.
Counterparty Risk.
Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.
Derivatives Risk.
The Fund’s use of options, futures, options on futures and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Interest Rate Risk.
  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the NAV and liquidity of the Fund. Similarly, large Fund share purchases may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the current expenses of the Fund being allocated over a smaller asset base, leading to an increase in the expense ratio of the Fund.
Leverage Risk.
Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.
Liquidity Risk.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Management Risk.
A strategy used by the Investment Adviser may fail to produce the intended results.
Market Risk.
The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
NAV Risk.
The NAV of the Fund and the value of your investment will fluctuate.
Option Writing Risk.
Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front
cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.
Stock Risk.
Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet commenced operations as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the phone number on the back cover of the Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet commenced operations as of the date of the Prospectus, there is no performance information quoted for the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Institutional Shares | Goldman Sachs Strategic Volatility Premium Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	$ 212

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.064% of the Fund’s average daily net assets. These arrangements will remain in effect through at least March 28, 2022, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.